SCHEDULE OF ACCOUNTS RECEIVABLE AND SUBSEQUENT COLLECTION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Accounts receivable, gross	$ 659,877	$ 9,507,102
Allowance for doubtful accounts	(122,988)	(101,947)
Accounts receivable, net	536,889	$ 9,405,155
Subsequent Collection [Member]
Accounts receivable, gross	$ 518,794
Percentage of subsequent collection	79.00%
Allowance for doubtful accounts
Accounts receivable, net	$ 518,794
Percentage of subsequent collection, net	79.00%
Less Than 6 Months [Member]
Accounts receivable, gross	$ 327,057
Less Than 6 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross	$ 320,811
Percentage of subsequent collection	98.00%
From 7 To 9 Months [Member]
Accounts receivable, gross	$ 398
From 7 To 9 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross
Percentage of subsequent collection
From 10 To 12 Months [Member]
Accounts receivable, gross	$ 301,806
From 10 To 12 Months [Member] | Subsequent Collection [Member]
Accounts receivable, gross	$ 181,549
Percentage of subsequent collection	60.00%
Over 1 Year [Member]
Accounts receivable, gross	$ 30,616
Over 1 Year [Member] | Subsequent Collection [Member]
Accounts receivable, gross	$ 16,434
Percentage of subsequent collection	54.00%